GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL
GOODWILL

11.GOODWILL

As of December 31, 2021 and 2020, goodwill was $4,918,823 and $4,815,999, respectively. See “Note 8 – Disposition of Subsidiary” and “Note 9 – Business Acquisitions” for further information.

Goodwill is assigned to the reporting unit, which is the operating segment level or one level below the operating segment. Goodwill arises when the purchase price for acquired businesses exceeds the fair value of tangible and intangible assets acquired less assumed liabilities. Goodwill is reviewed annually for impairment or more frequently if impairment indicators arise. The goodwill impairment test compares the fair value of a reporting unit with its carrying amount. The amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as a goodwill impairment loss. The Company conducts its annual goodwill impairment assessment as of the last day of the fiscal year. During the years ended December 31, 2021 and 2020, management noted no indications of impairment on its goodwill.